Share-based payment arrangements - Weighted Average Options forfeited (Details)	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2018 shares £ / shares
Weighted Average Options forfeited [Line Items]
Number of options | shares	(1,119,313)	(1,119,313)	0	0
Weighted average exercise price | £ / shares	£ 1.88		£ 0	£ 0
Vedanta [Member]
Weighted Average Options forfeited [Line Items]
Number of options	201,350	201,350	77,843	74,250
Weighted average exercise price | $ / shares		$ 16.03